Annual Total Returns[BarChart] - INVESCO VALUE OPPORTUNITIES FUND - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.58%)	17.68%	32.51%	6.61%	(10.43%)	18.01%	17.10%	(19.71%)	29.88%	5.48%